Fair value of Above-Market Acquired Time Charters - Amount per Vessel (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 11, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Vessels [Line Items]
Amortization		$ 0	$ 254	$ 9,540
Accumulated amortization of above market time charters			30,994
Gain / (loss) on time charter agreement termination		$ 0	$ 0	$ (2,114)
Madredeus and Amami | Above market time charters
Vessels [Line Items]
Assets fair value adjustment	$ 1,967
Christine, Sandra and Lowlands Beilun | Above market time charters
Vessels [Line Items]
Number of time charters					3
Above market time charters					$ 8,076